Defined benefit plans (Detail 6) - Swiss defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	12 years 9 months 18 days	13 years 3 months 18 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 1,756	$ 2,095
Benefits expected to be paid between 1 and 3 years	3,264	3,392
Benefits expected to be paid between 3 and 6 years	4,895	5,043
Benefits expected to be paid between 6 and 11 years	7,481	7,718
Benefits expected to be paid between 11 and 16 years	6,524	6,607
Benefits expected to be paid in more than 16 years	$ 21,105	$ 20,622